INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 4 – INTANGIBLE ASSETS AND GOODWILL

Goodwill

Goodwill represents costs in excess of values assigned to the underlying net assets of acquired businesses. Intangible assets acquired are recorded at estimated fair value. Goodwill is deemed to have an indefinite life and is not amortized but is tested for impairment annually, and at any time when events suggest an impairment more likely than not has occurred. We test goodwill at the reporting unit level.

ASC Topic 350, “Intangibles - Goodwill and Other” (“Topic 350”), permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test.  Under Topic 350, an entity is not required to perform a quantitative goodwill impairment test for a reporting unit if it is more likely than not that its fair value is greater than its carrying amount. A reporting unit is an operating segment, or one level below an operating segment, as defined by U.S. GAAP.

Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and determination of appropriate market comparables. We base our fair value estimates on assumptions we believe to be reasonable but are unpredictable and inherently uncertain. Actual future results may differ from those estimates. The timing and frequency of our goodwill impairment tests are based on an ongoing assessment of events and circumstances that would indicate a possible impairment. No impairment was recognized for the three months ended March 31, 2026 and 2025. We continue to monitor our goodwill for impairment and conduct formal tests when impairment indicators are present.

Intangible Assets Subject to Amortization

Our intangible assets include amounts recognized in connection with patents and trademarks, capitalized software and acquisitions, including tradenames, and developed technology. Intangible assets are initially valued at fair market value using generally accepted valuation methods appropriate for the type of intangible asset. Amortization is recognized on a straight-line basis over the estimated useful life of the intangible assets. Intangible assets with definite lives are reviewed for impairment if indicators of impairment arise. Except for goodwill, we do not have any intangible assets with indefinite useful lives.

ASC Topic 360-10,“Impairment or disposal of long-lived assets” (“Topic 360”) provides guidance on accounting for the impairment and disposal of long-lived assets, covering both tangible and intangible finite-lived assets. The standard ensures that financial statements reflect the economic reality of assets by properly accounting for declines in value or disposals. Under Topic 360, an entity must perform an analysis to determine whether it is more likely than not that the fair value of a long-lived asset is less than its carrying amount based on estimates of future cash flows.

Determining the fair value of long-lived assets is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and determination of appropriate market comparables. Our fair value estimates are based on assumptions that we believe to be reasonable but are unpredictable and inherently uncertain. Actual future results may differ from those estimates. The timing and frequency of our long-lived asset impairment tests are based on an ongoing assessment of events and circumstances that would indicate a possible impairment. No impairment was recognized for the three months ended March 31, 2026 and 2025. We continue to monitor our intangible assets for impairment and conduct formal tests when impairment indicators are present.

Intangible assets with finite lives are subject to amortization over their estimated useful lives. The primary assets included in this category and their respective balances were as follows (in thousands):

March 31, 2026	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Patents and Trademarks	$699	$(37)	$662	9
Developed Technology	795	(156)	639	2
Internally Used Software	1,088	(64)	1,024	5
Total Intangible Assets	$2,582	$(257)	$2,325
December 31, 2025
Patents and Trademarks	$699	$(18)	$681	9
Developed Technology	795	(78)	717	2
Internally Used Software	979	(32)	947	5
Total Intangible Assets	$2,473	$(128)	$2,345

Amortization expense for intangible assets was $129 thousand and $274 thousand for the three months ended March 31, 2026, and 2025, respectively.

Patents and Trademarks

As of March 31, 2026, our current patent and trademark portfolios consist of six granted U.S. patents and several foreign trademarks.

The Company expects to record amortization expense of intangible assets over the next 5 years and thereafter as follows (in thousands):

Fiscal Year ending December 31,
2026 (nine months remaining)	$385
2027	513
2028	297
2029	202
2030	202
Thereafter	726
Total	$2,325

NOTE 5 – INTANGIBLE ASSETS AND GOODWILL

Goodwill

Goodwill represents costs in excess of values assigned to the underlying net assets of acquired businesses. Intangible assets acquired are recorded at estimated fair value. Goodwill is deemed to have an indefinite life and is not amortized but is tested for impairment annually, and at any time when events suggest an impairment more likely than not has occurred. We test goodwill at the reporting unit level.

ASC Topic 350, Intangibles - Goodwill and Other (“ASC Topic 350”), permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test.  Under ASC Topic 350, an entity is not required to perform a quantitative goodwill impairment test for a reporting unit if it is more likely than not that its fair value is greater than its carrying amount. A reporting unit is an operating segment, or one level below an operating segment, as defined by U.S. GAAP.

Determining the fair value of a reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and determination of appropriate market comparables. We base our fair value estimates on assumptions we believe to be reasonable but are unpredictable and inherently uncertain. Actual future results may differ from those estimates. The timing and frequency of our goodwill impairment tests are based on an ongoing assessment of events and circumstances that would indicate a possible impairment. On August 26, 2025, FedEx Corporation notified providers, including PeriShip Global, that it would be providing preferred shipping services internally and that the providers would no longer be approved FedEx preferred shippers effective September 24, 2025. As a result, we made revisions to our internal forecasts and concluded that in accordance with ASC 350 a triggering event occurred indicating that potential impairment exists, which required the Company to conduct an interim test of the fair value of the goodwill for the Precision Logistics segment. We performed a quantitative goodwill impairment test and determined the fair value of our reporting units using a combination of an income approach and a market approach, employing a guideline public company approach. The results of our goodwill impairment test indicated that the carrying value of the Precision Logistics reporting unit exceeded its estimated fair value. As a result, the Company recorded a goodwill impairment charge of $1,062 thousand during the year ended December 31, 2025, within goodwill and intangible asset impairment on the consolidated statement of operations. We will continue to monitor our goodwill and intangible assets for impairment and conduct formal tests when impairment indicators are present.

Each of our two reportable segments represents an operating segment under ASC Topic 280, Segment Reporting. We test our goodwill at the reporting unit level, or one level below an operating segment, under ASC Topic 350, Intangibles - Goodwill and Other. We determined that we have two reporting units for purposes of goodwill impairment testing, which represent our two reportable business segments, as discussed below.

Changes in the carrying amount of goodwill by reportable business segment for the year ended December 31, 2025, were as follows (in thousands):

	Authentication	Precision Logistics	Total
Net book value at
January 1, 2025	$-	$3,988	$3,988

2025 Activity
Goodwill impairment charge	-	(1,062)	(1,062)
Net book value at
December 31, 2025	$-	$2,926	$2,926

Intangible Assets Subject to Amortization

Our intangible assets include amounts recognized in connection with patents and trademarks, capitalized software and acquisitions, including customer relationships, tradenames, developed technology and non-compete agreements. Intangible assets are initially valued at fair market value using generally accepted valuation methods appropriate for the type of intangible asset. Amortization is recognized on a straight-line basis over the estimated useful life of the intangible assets. Intangible assets with definite lives are reviewed for impairment if indicators of impairment arise. Except for goodwill, we do not have any intangible assets with indefinite useful lives.

ASC Topic 360-10, “Impairment or disposal of long-lived assets (“ASC Topic 360”), provides guidance on accounting for the impairment and disposal of long-lived assets, covering both tangible and intangible finite-lived assets. The standard ensures that financial statements reflect the economic reality of assets by properly accounting for declines in value or disposals. Under ASC Topic 360, an entity must perform an analysis to determine whether it is more likely than not that the fair value of a long lived asset is less than its carrying amount based on estimates of future cash flows.

Determining the fair value of long-lived assets is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and determination of appropriate market comparables. Our fair value estimates are based on assumptions that we believe to be reasonable but are unpredictable and inherently uncertain. Actual future results may differ from those estimates. The timing and frequency of our long lived asset impairment tests are based on an ongoing assessment of events and circumstances that would indicate a possible impairment.

On August 26, 2025, FedEx Corporation notified providers, including PeriShip Global, that it would be providing preferred shipping services internally and that the providers would no longer be approved FedEx preferred shippers effective September 24, 2025. As a result, we made revisions to our internal forecasts that resulted in an interim triggering event for the year ended December 31, 2025, indicating the carrying value of our long-lived assets including internally used software, deferred implementation, trademarks, customer relationships, and non-compete and developed technology may not be recoverable. The analysis indicated that certain intangible assets were impaired. The Company further concluded during the year ended December 31, 2025 the carrying value of the long-lived assets exceeded its estimated fair values, which resulted in an impairment charge. We recorded an intangible asset impairment charge of $2,788 thousand during the year ended December 31, 2025, within goodwill and intangible asset impairment on the consolidated statement of operations.

Intangible assets with finite lives are subject to amortization over their estimated useful lives. The primary assets included in this category and their respective balances were as follows (in thousands):

December 31, 2025	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Useful Life (Years)
Patents and Trademarks	$699	$(18)	$681	9
Developed Technology	795	(78)	717	2
Internally Used Software	979	(32)	947	5
Total Intangible Assets	$2,473	$(128)	$2,345
December 31, 2024
Patents and Trademarks	$1,112	$(230)	$882	10
Customer Relationships	1,839	(495)	1,344	7
Developed Technology	3,143	(1,411)	1,732	3
Internally Used Software	1,418	(207)	1,211	7
Non-Compete Agreement	191	(103)	88	2
Deferred Implementation	135	(27)	108	8
Total Intangible Assets	$7,838	$(2,473)	$5,365

Amortization expense for intangible assets was $946 thousand and $1,097 thousand for the years ended December 31, 2025, and December 31, 2024, respectively. During the years ended December 31, 2025, and 2024, the Company impaired certain assets by $2,788 thousand and $964 thousand, respectively, to bring the gross carrying amount related to these assets to zero as a result of the impairment analysis of long-lived assets under ASC Topic 360.

Patents and Trademarks

As of December 31, 2025, our current patent and trademark portfolios consist of six granted U.S. patents and one pending foreign patent application and several foreign trademarks. The Company abandoned four patents during the year ended December 31, 2025.

The Company expects to record amortization expense of intangible assets over the next 5 years and thereafter as follows (in thousands):

Fiscal Year ending December 31,
2026	$513
2027	513
2028	297
2029	202
2030	202
Thereafter	618
Total	$2,345

As of December 31, 2025, our intangible assets with definite lives had a weighted average remaining useful life of 3 years.  We have no amortizable intangible assets with indefinite useful lives.